ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 2,036,472	$ 706,511
Professional fee and other accrued expenses	760,769	82,618
Custodian Bank service fee	989,714
Total accounts payable and accrued expenses	$ 3,786,955	$ 789,129